Revenues and geographic information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Net sales by region
Net sales to third parties by region[1]
Second quarter
	Q2 2026 USD m	Q2 2025 USD m	% change USD	% change cc2	Q2 2026 % of total	Q2 2025 % of total

US	5 954	6 249	-5	-5	41	44

Europe	4 441	4 170	6	4	31	30

Asia/Africa/Australasia	3 018	2 713	11	11	21	19

Canada and Latin America	995	922	8	3	7	7

Total	14 408	14 054	3	1	100	100

Of which in established markets	10 536	10 537	0	0	73	75

Of which in emerging growth markets	3 872	3 517	10	6	27	25

[1] Net sales to third parties by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
First half
	H1 2026 USD m	H1 2025 USD m	% change USD	% change cc2	H1 2026 % of total	H1 2025 % of total

US	10 913	11 961	-9	-9	40	44

Europe	8 627	8 075	7	1	31	30

Asia/Africa/Australasia	6 038	5 485	10	8	22	20

Canada and Latin America	1 943	1 766	10	5	7	6

Total	27 521	27 287	1	-2	100	100

Of which in established markets	19 798	20 206	-2	-4	72	74

Of which in emerging growth markets	7 723	7 081	9	4	28	26

[1] Net sales to third parties by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.

Net sales
Net sales to third parties by core therapeutic area and established brands
Second quarter
	Q2 2026	Q2 2025	% change	% change
	USD m	USD m	USD	cc1

Cardiovascular, renal and metabolic
Entresto	1 181	2 357	-50	-51

Leqvio	480	298	61	59

Vanrafia	27		nm	nm

Total cardiovascular, renal and metabolic	1 688	2 655	-36	-37

Immunology
Cosentyx	1 824	1 629	12	10

Ilaris	550	477	15	15

Xolair [2]	342	443	-23	-25

Rhapsido	64		nm	nm

Total immunology	2 780	2 549	9	8

Neuroscience
Kesimpta	1 424	1 077	32	32

Zolgensma Group	365	297	23	20

Aimovig	88	83	6	3

Total neuroscience	1 877	1 457	29	28

Oncology
Kisqali	1 695	1 177	44	43

Pluvicto	651	454	43	43

Jakavi	576	524	10	8

Tafinlar + Mekinist	581	573	1	0

Scemblix	562	298	89	89

Lutathera	225	207	9	8

Fabhalta [3]	225	120	88	88

Total oncology [4]	4 515	3 353	35	34

Established brands
Sandostatin Group	302	303	0	-1

Exforge Group	191	191	0	-3

Promacta/Revolade [4]	179	502	-64	-65

Diovan Group	160	154	4	2

Tasigna [4]	142	327	-57	-58

Lucentis	126	173	-27	-30

Myfortic [4]	105	102	3	0

Piqray/Vijoice [4]	123	111	11	10

Kymriah	88	99	-11	-10

Contract manufacturing	472	276	71	68

Other [4]	1 660	1 802	-8	-9

Total established brands [4]	3 548	4 040	-12	-14

Total net sales to third parties	14 408	14 054	3	1

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[2] Net sales to third parties reflect Xolair sales for all indications.
[3] Net sales to third parties reflect Fabhalta sales for all indications.
[4] Reclassified to conform with 2026 presentation of brands by therapeutic area and established brands.

nm = not meaningful
Net sales to third parties by core therapeutic area and established brands
First half
	H1 2026	H1 2025	% change	% change
	USD m	USD m	USD	cc1

Cardiovascular, renal and metabolic
Entresto	2 486	4 618	-46	-48

Leqvio	932	555	68	64

Vanrafia	43		nm	nm

Total cardiovascular, renal and metabolic	3 461	5 173	-33	-35

Immunology
Cosentyx	3 390	3 163	7	5

Ilaris	1 025	896	14	13

Xolair [2]	730	899	-19	-22

Rhapsido	101		nm	nm

Total immunology	5 246	4 958	6	3

Neuroscience
Kesimpta	2 588	1 976	31	29

Zolgensma Group	667	624	7	3

Aimovig	183	159	15	8

Total neuroscience	3 438	2 759	25	22

Oncology
Kisqali	3 211	2 133	51	48

Pluvicto	1 293	825	57	55

Jakavi	1 133	1 016	12	6

Tafinlar + Mekinist	1 074	1 125	-5	-7

Scemblix	995	536	86	85

Lutathera	436	400	9	8

Fabhalta [3]	394	201	96	94

Total oncology [4]	8 536	6 236	37	34

Established brands
Sandostatin Group	589	620	-5	-7

Exforge Group	394	370	6	2

Promacta/Revolade [4]	363	1 048	-65	-66

Diovan Group	310	304	2	-2

Tasigna [4]	297	704	-58	-59

Lucentis	230	362	-36	-40

Myfortic [4]	216	201	7	4

Piqray/Vijoice [4]	204	211	-3	-4

Kymriah	169	199	-15	-16

Contract manufacturing	824	619	33	27

Other [4]	3 244	3 523	-8	-11

Total established brands [4]	6 840	8 161	-16	-19

Total net sales to third parties	27 521	27 287	1	-2

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[2] Net sales to third parties reflect Xolair sales for all indications.
[3] Net sales to third parties reflect Fabhalta sales for all indications.
[4] Reclassified to conform with 2026 presentation of brands by therapeutic area and established brands.

nm = not meaningful

Net sales of Top 20 products
Net sales to third parties[1] of the top 20 brands in 2026
Second quarter
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	1 069	16	755	7	3	1 824	12	10

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	1 045	39	650	52	49	1 695	44	43

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	942	32	482	32	30	1 424	32	32

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	-2 [5]	nm	1 183	4	3	1 181	-50	-51

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, pre- and post-Taxane	493	38	158	65	62	651	43	43

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)			576	10	8	576	10	8

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	197	-20	384	17	15	581	1	0

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	315	21	235	8	8	550	15	15

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	369	93	193	80	82	562	89	89

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	214	55	266	66	63	480	61	59

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)			342	-23	-25	342	-23	-25

Zolgensma Group	Neuroscience	Spinal muscular atrophy (SMA)	152	58	213	6	2	365	23	20

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	177	-5	125	8	7	302	0	-1

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	163	9	62	9	6	225	9	8

Exforge Group	Established brands	Hypertension			191	1	-3	191	0	-3

Fabhalta [4]	Oncology	Paroxysmal Nocturnal Hemoglobinuria (PNH), IgA Nephropathy (IgAN), Adult C3 Glomerulopathy (C3G)	124	63	101	130	130	225	88	88

Promacta/Revolade	Established brands	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	39	-83	140	-49	-50	179	-64	-65

Diovan Group	Established brands	Hypertension	6	-14	154	5	3	160	4	2

Tasigna	Established brands	Chronic myeloid leukemia (CML)	30	-81	112	-32	-34	142	-57	-58

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			126	-27	-30	126	-27	-30

Top 20 brands total			5 333	-7	6 448	10	8	11 781	2	1

Rest of portfolio			621	14	2 006	4	2	2 627	6	5

Net sales to third parties			5 954	-5	8 454	8	6	14 408	3	1

[1] Net sales to third parties by location of customer
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] Net sales to third parties reflect Fabhalta sales for all indications.
[5] Mainly due to change in revenue deductions

nm = not meaningful
Net sales to third parties[1] of the top 20 brands in 2026
First half
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	1 839	6	1 551	9	3	3 390	7	5

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	1 970	47	1 241	56	49	3 211	51	48

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	1 666	28	922	36	31	2 588	31	29

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	70	-97	2 416	9	5	2 486	-46	-48

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, pre- and post-Taxane	999	55	294	63	55	1 293	57	55

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)			1 133	12	6	1 133	12	6

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	367	-19	707	5	1	1 074	-5	-7

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	561	17	464	11	7	1 025	14	13

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	655	90	340	78	76	995	86	85

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	380	43	552	90	83	932	68	64

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)			730	-19	-22	730	-19	-22

Zolgensma Group	Neuroscience	Spinal muscular atrophy (SMA)	269	20	398	0	-6	667	7	3

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	339	-12	250	6	2	589	-5	-7

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	314	9	122	10	5	436	9	8

Exforge Group	Established brands	Hypertension	2	-33	392	7	2	394	6	2

Fabhalta [4]	Oncology	Paroxysmal Nocturnal Hemoglobinuria (PNH), IgA Nephropathy (IgAN), Adult C3 Glomerulopathy (C3G)	223	74	171	134	128	394	96	94

Promacta/Revolade	Established brands	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	64	-88	299	-44	-46	363	-65	-66

Diovan Group	Established brands	Hypertension	16	-20	294	4	0	310	2	-2

Tasigna	Established brands	Chronic myeloid leukemia (CML)	58	-84	239	-31	-34	297	-58	-59

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			230	-36	-40	230	-36	-40

Top 20 brands total			9 792	-10	12 745	11	6	22 537	1	-2

Rest of portfolio			1 121	3	3 863	1	-3	4 984	1	-2

Net sales to third parties			10 913	-9	16 608	8	4	27 521	1	-2

[1] Net sales to third parties by location of customer
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] Net sales to third parties reflect Fabhalta sales for all indications.

Other revenue
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

Profit sharing income	456	356	788	613

Royalty income [1]	27	318	53	326

Milestone income	5	35	18	89

Other [2]	55	73	95	141

Total other revenues	543	782	954	1 169

1 In the second quarter and first half of 2025, royalty income includes a royalty settlement of USD 0.3 billion.
[2] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties.